Note 12 - Inventories	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of inventories [text block]
12.
INVENTORIES

Inventories consist primarily of materials and supplies and products of the Company's operations, in varying stages of the production process, and are presented at the lower of weighted average cost or net realizable value.

	December 31, 2020	December 31, 2019
Finished goods - doré	$2,812	$1,965
Work-in-process	2,780	3,229
Stockpile	1,336	2,130
Silver coins and bullion	956	291
Materials and supplies	24,628	22,902
	$32,512	$30,517

The amount of inventories recognized as an expense during the period is equivalent to the total of cost of sales plus depletion, depreciation and amortization for the period.